EARNINGS (LOSS) PER SHARE - Diluted Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EARNINGS (LOSS) PER SHARE
Income (loss) for the year	$ 88,981	$ (27,010)
Weighted average number of common shares (thousands)
Weighted average number of common shares (thousands)	318,720	311,482
Weighted average number of ordinary shares	333,910	311,482
Diluted earnings (loss) per share	$ 0.27	$ (0.09)
Warrants
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	12,500
Options
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	770
RSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	572
DSUs
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	848
Bonus shares
Weighted average number of common shares (thousands)
Weighted average number of ordinary shares	500